Cover	Feb. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Adaptin Bio, Inc. (the “Company”), filed February 18, 2025 (the “Original Report”), in which the Company reported, among other events, the completion of the Merger (as defined in the Original Report). This Amendment No. 1 is being filed solely for the purpose of updating certain items in the Original Report under Item 2.01 and Item 9.01. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A. Capitalized terms used but not defined herein have the meanings assigned to them in the Original Report.
Document Period End Date	Feb. 11, 2025
Entity File Number	000-56583
Entity Registrant Name	ADAPTIN BIO, INC.
Entity Central Index Key	0001938571
Entity Tax Identification Number	88-1566415
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3540 Toringdon Way
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	#250
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277
City Area Code	888
Local Phone Number	609-1498
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false